SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Enterprise Fund

December 31, 2021 (Unaudited)
Shares		Value
Common Stocks — 97.51%
Communication Services — 2.47%
93,662	Gray Television, Inc.	$1,888,226

Consumer Discretionary — 20.68%
83,667	Delta Apparel, Inc.*	2,488,257
204,530	Destination XL Group, Inc.*	1,161,730
35,300	G-III Apparel Group Ltd.*	975,692
28,253	Lakeland Industries, Inc.*	613,090
50,380	Lazydays Holdings, Inc.*	1,085,185
26,864	Malibu Boats, Inc., Class A*	1,846,363
82,700	ONE Group Hospitality, Inc. (The)*	1,042,847
3,100	Oxford Industries, Inc.	314,712
41,613	Patrick Industries, Inc.	3,357,753
43,760	Ruth’s Hospitality Group, Inc.*	870,824
94,320	Tilly’s, Inc., Class A	1,519,495
12,950	Universal Electronics, Inc.*	527,713
		15,803,661
Consumer Staples — 2.75%
7,280	John B Sanfilippo & Son, Inc.	656,365
16,970	MGP Ingredients, Inc.	1,442,280
		2,098,645
Energy — 5.12%
148,670	Magnolia Oil & Gas Corp., Class A	2,805,403
67,040	Par Pacific Holdings, Inc.*	1,105,489
		3,910,892
Financials — 16.52%
29,840	Allegiance Bancshares, Inc.	1,259,546
12,400	Amerisafe, Inc.	667,492
99,778	Compass Diversified Holdings LP	3,051,211
21,870	First Bancorp/Southern Pines, NC	999,896
28,650	German American Bancorp, Inc.	1,116,777
23,766	Mercantile Bank Corp.	832,523
25,630	Northrim BanCorp, Inc.	1,113,880
17,080	Preferred Bank/Los Angeles, CA	1,226,173
19,610	Stock Yards Bancorp, Inc.	1,252,687
9,320	Triumph Bancorp, Inc.*	1,109,826
		12,630,011
Health Care — 5.59%
37,780	Inotiv, Inc.*	1,589,405
64,340	Lantheus Holdings, Inc.*	1,858,783
17,130	Surmodics, Inc.*	824,809
		4,272,997

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Enterprise Fund (cont.)

December 31, 2021 (Unaudited)
Shares		Value
Industrials — 25.89%
280,210	ACCO Brands Corp.	$2,314,534
25,345	Allied Motion Technologies, Inc.	924,839
7,530	Barrett Business Services, Inc.	520,022
8,248	Casella Waste Systems, Inc.*	704,544
35,580	CBIZ, Inc.*	1,391,890
72,742	Columbus McKinnon Corp.	3,365,045
66,388	Ducommun, Inc.*	3,104,967
31,496	Greenbrier Cos., Inc. (The)	1,445,351
50,120	Insteel Industries, Inc.	1,995,277
6,899	Marten Transport Ltd.	118,387
14,000	Miller Industries, Inc.	467,600
17,680	Northwest Pipe Co.*	562,224
12,573	NV5 Global, Inc.*	1,736,583
5,200	Standex International Corp.	575,432
16,099	Willdan Group, Inc.*	566,685
		19,793,380
Information Technology — 12.22%
120,830	AXT, Inc.*	1,064,512
34,610	Cohu, Inc.*	1,318,295
34,270	Mitek Systems, Inc.*	608,293
30,300	Model N, Inc.*	909,909
35,800	Napco Security Technologies, Inc.*	1,789,284
5,213	Novanta, Inc.*	919,208
11,862	PC Connection, Inc.	511,608
45,626	Sapiens International Corp. NV	1,571,816
17,515	Vishay Precision Group, Inc.*	650,157
		9,343,082
Materials — 3.22%
102,649	FutureFuel Corp.	784,238
25,637	Koppers Holdings, Inc.*	802,438
12,410	UFP Technologies, Inc.*	871,927
		2,458,603
Real Estate — 2.54%
12,000	Community Healthcare Trust, Inc., REIT	567,240
50,400	UMH Properties, Inc., REIT	1,377,432
		1,944,672
Utilities — 0.51%
8,510	Unitil Corp.	391,375

Total Common Stocks		74,535,544
(Cost $41,147,207)
Exchange Traded Funds — 1.77%
3,900	iShares Biotechnology ETF	595,218

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC Enterprise Fund (cont.)

December 31, 2021 (Unaudited)
Shares		Value
6,800	SPDR S&P Biotech ETF	$761,328

Total Exchange Traded Funds		1,356,546
(Cost $1,160,366)

Investment Company — 0.79%
601,867	U.S. Government Money Market Fund, RBC Institutional Class 1(a)	601,866

Total Investment Company		601,866
(Cost $601,867)

Total Investments		$76,493,956
(Cost $42,909,440) — 100.07%
Liabilities in excess of other assets — (0.07)%		(55,696)
NET ASSETS — 100.00%		$76,438,260

*	Non-income producing security.
(a)	Affiliated investment.

Abbreviations used are defined below:
REIT - Real Estate Investment Trust
3